Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	CALPETRO TANKERS (BAHAMAS III) LTD
Entity Central Index Key	0000923656
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	100
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Charter revenue	$ 0	$ 2,588	$ 2,863
Total operating revenues	0	2,588	2,863
Gain on sale of asset	0	60	0
Administrative expenses	(158)	(108)	(136)
Depreciation	0	(87)	(241)
Total operating expenses	(158)	(195)	(377)
Net operating (loss) income	(158)	2,453	2,486
Other income (expenses)
Interest income	3	6	35
Interest expense	0	(261)	(937)
Other financial items	0	(3,011)	0
Amortization of deferred charges	0	(19)	(4)
Total other income (expenses)	3	(3,285)	(906)
Net (loss) income	(155)	(832)	1,580
Retained earnings at the start of the year	7,694	8,526	6,946
Dividend	(6,700)	0	0
Retained earnings at the end of the year	$ 839	$ 7,694	$ 8,526

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Restricted cash and investments	$ 941	$ 7,727
Total assets	941	7,727
Current liabilities:
Other current liabilities	102	33
Total liabilities	102	33
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	839	7,694
Total equity	839	7,694
Total liabilities and equity	$ 941	$ 7,727

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity
Unclassified stock, par value (in dollars per share)	$ 1	$ 1
Unclassified stock; shares issued (in shares)	100	100
Unclassified stock; shares outstanding (in shares)	100	100

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flows [Abstract]
Net (loss) income	$ (155)	$ (832)	$ 1,580
Adjustments to reconcile net (loss) income with net cash (used in) provided by operating activities:
Depreciation	0	87	241
Amortization of deferred charges	0	19	4
Gain on sale of asset	0	(60)	0
Other, net	0	(538)	0
Changes in operating assets and liabilities:
Interest receivable	0	0	15
Other current assets	0	2,325	(1,041)
Accrued interest	0	(232)	(10)
Other current liabilities	69	(29)	3
Net cash (used in) provided by operating activities	(86)	740	792
Investing activities
Proceeds from sale of asset	0	8,560	0
Change in restricted cash and investments	6,786	1,584	(348)
Net cash provided by (used in) investing activities	6,786	10,144	(348)
Financing activities
Repayment of debt	0	(10,884)	(444)
Dividend paid	(6,700)	0	0
Net cash used in financing activities	(6,700)	(10,884)	(444)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 0	$ 464	$ 946

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.   DESCRIPTION OF BUSINESS

CalPetro Tankers (Bahamas III) Limited (the "Company") was incorporated in The Bahamas on May 13, 1994 with two other entities: CalPetro Tankers (Bahamas I) Limited and CalPetro Tankers (Bahamas II) Limited. In addition CalPetro Tankers (IOM) Limited, was incorporated in the Isle of Man. These entities (the "Owners") were organized as special purpose companies for the purpose of acquiring one of four oil tankers (each a "Vessel", together the "Vessels") from Chevron Transport Corporation ("Chevron") which were concurrently chartered on long-term charter agreements back to Chevron. On April 21, 2005, pursuant to the bareboat charter dated April 5, 1995 between the Company and Chevron, the Company received irrevocable notice from Chevron regarding the termination of the bareboat charter of its Vessel Front Voyager, on April 1, 2006. Under the terms of the bareboat charter between Chevron and the Company, Chevron paid a termination fee of $5,050,000. As manager to the Company, Frontline Ltd ("Frontline") was obligated to find an acceptable replacement charter as defined by the indenture governing the issue of the Notes that were issued on behalf of the Company and three affiliated companies. Pursuant to a bareboat charter agreement between the Company and Front Voyager Inc, a wholly owned subsidiary of Frontline, Front Voyager Inc (the "Charterer") agreed to charter the Front Voyager as of April 1, 2006 for an initial two-year period (the "Initial Period") with a further seven annual optional periods. The charterhire payable for the Initial Period was $5,050,000. This was prepaid in full on March 31, 2006. On March 25, 2009, the Charterer exercised its option to extend the charter for the second one year optional period beginning April 1, 2009 at a cost of $1.8 million.  On January 5, 2010, the Charterer gave notice that it would terminate the charter and paid a termination fee of $4.9 million on April 1, 2010, of which $2.6 million was recognized in the income statement in 2010 in accordance with the bareboat charter. A Memorandum of Agreement, dated March 15, 2010, was signed regarding the sale of our vessel for net sale proceeds of $8.3 million and delivery to the buyer occurred on April 8, 2010.

The Company along with CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, and CalPetro Tankers (IOM) Limited are wholly-owned by California Tankers Investments Limited, a company organized under the laws of The Bahamas, which is in turn a wholly-owned subsidiary of CalPetro Holdings Limited, an Isle of Man company. CalPetro Holdings Limited is a wholly-owned subsidiary of Independent Tankers Corporation ("ITC"), a Cayman Islands company. ITC is wholly-owned by Independent Tankers Corporation Limited ("ITCL"). ITCL was established in February 2008 and it is 82.47% owned by Frontline, a Bermuda company whose shares are listed on the New York Stock Exchange, London Stock Exchange and Oslo Stock Exchange.

California Petroleum Transport Corporation ("California Petroleum" or "CPTC"), a Delaware corporation, acting as agent on behalf of the Owners, issued as full recourse obligations $167,500,000 Serial First Preferred Mortgage Notes (the "Serial Notes") and $117,900,000 8.52% First Preferred Mortgage Notes due 2015 (the "Term Notes") (together the "Notes"). The proceeds from the sale of the Notes were applied by way of long-term loans, being Serial Loans in respect of the Serial First Preferred Mortgage Notes and Term Loans in respect of the First Preferred Mortgage Notes due 2015, to the Owners to fund the acquisition of their Vessels from Chevron. The Company was allocated $27,640,000 of the Serial Loans and $12,744,000 of the Term Loans and acquired its Vessel, the Front Voyager. The Serial Notes and the Term Notes were fully repaid April 1, 2006 and April 13, 2010, respectively. The Company engaged in no business other than the ownership and chartering of our Vessel and activities resulting from or incidental to such ownership and chartering.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
2.   ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Vessel
The cost of the vessel less estimated residual value is depreciated on a straight-line basis over the vessel's estimated remaining economic useful life, which is 2015.

Gain on sale of asset
A gain on the sale of asset was recognized when the Vessel was delivered and all risks were transferred and is determined by comparing the net sale proceeds received with the carrying value of the Vessel.

Vessel residual values
On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for its vessel. The scrap rate was amended from $378 per lightweight ton to $281per lightweight ton. The resulting change in salvage values has been applied prospectively and increased depreciation by $0.2 million for the year ended December 31, 2009. This change also resulted in a decrease in net income of approximately $0.2 million in 2009.

Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the differences between the asset's carrying value and fair value less estimated costs to sell.

Interest payable recognition
Interest payable on the Term Loans is accrued on a daily basis.

Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
No Bahamian income or withholding taxes are imposed on the payment by the Company of any principal or interest to any holder of Notes who is either an individual citizen or resident of the United States or an entity formed under the laws of the United States. There is no income tax treaty currently in effect between the United States and Bahamas.

Reporting and functional currency
The reporting currency is United States dollars. The functional currency is United States dollars.

Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue was substantially generated from bareboat charter hires and was recorded over the term of the charter as service was provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING POLICIES
3.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of Accounting Standards Codification ("ASC") Topic 820 ("Fair Value Measurement"). At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05".  Its adoption is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION	4. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2011
Restricted Cash And Cash Equivalents [Abstract]
RESTRICTED CASH AND CASH EQUIVALENTS
5.   RESTRICTED CASH AND INVESTMENTS

The restricted cash and investment accounts were established and are maintained by The Bank of New York Mellon (formerly the Chase Manhattan Trust Company of California and JPMorgan Chase) as the collateral trustee who maintains the accounts as collateral agent for the equal and ratable benefit of the holders of the Term Notes. Charterhire payments are deposited into a revenue account and these funds can only be used to fund the principal and interest due on the Term Notes and any operating costs in relation to operating the Owners.

VESSEL	12 Months Ended
Dec. 31, 2011
Vessels And Equipment Net [Abstract]
VESSEL
6.   VESSEL

(in thousands of $)	2011	2010
Reinstatement of vessel	-	8,452
Accumulated depreciation	-	(490)
Disposal	-	(7,962)
Net book value at end of year	-	-

Depreciation expense was nil, $0.08 million and $0.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. On March 15, 2010, Front Voyager was sold for net proceeds of $8.3 million and delivery took place in April 2010.

DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
7.   DEBT

On April 1, 2010 the Company paid the annual debt installment of $0.7 million. On April 13, 2010 the Company redeemed the remaining principal amount of the CPTC 8.52% First Preferred Mortgage Term Notes in connection with the sale of Front Voyager.

In addition, a make whole premium of $2.1 million for the early redemption of debt was also paid in April 2010. Fees of $0.9 million relating to the consent solicitation process relating to the sale of Front Voyager and its release from the collateral securing the Notes, and the redemption and cancellation of the portion of the outstanding principal amount of the Notes allocated to the Front Voyager were incurred in April 2010. These fees were recorded in Other financial items.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
SHARE CAPITAL	8. SHARE CAPITAL Authorized share capital:
	2011	2010
1,000 shares of $1 par value	1,000	1,000
Issued and outstanding share capital:
	2011	2010
100 common shares of $1 par value	100	100

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
9.   FINANCIAL INSTRUMENTS

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

(in thousands of $)	2011 Fair value	2011 Carrying value	2010 Fair value	2010 Carrying value
Financial assets:
Restricted cash and investments	941	941	7,727	7,727

The estimated fair values of financial assets are as follows:

(in thousands of $)	2011 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	941	941	-	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Concentrations of risk
There is a concentration of credit risk with respect to Restricted Cash to the extent that all of the amounts are invested with The Bank of New York Mellon.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.   RELATED PARTY TRANSACTIONS

Charterhire revenue
The Company entered into a two year bareboat charter agreement with Front Voyager Inc. on April 1, 2006. On January 5, 2010 Front Voyager Inc. gave irrevocable notice of termination of the bareboat charter for the single hull vessel Front Voyager, which took effect on April 1, 2010. Front Voyager Inc paid a termination fee of $4.9 million in accordance with the charter. The following table outlines the revenue and payments related to the charter agreement during the year:

(in thousands of $)	2011	2010	2009
Accrued income – January 1	-	2,324	1,283
Charter hire paid during the year	-	(4,912)	(1,822)
Charter hire revenue recognized in year	-	2,588	2,863
Accrued income – December 31	-	-	2,324

Management Fee
Pursuant to a management agreement, Frontline is the Company's Manager and Technical Advisor. Under the management agreement, Frontline is entitled to a Management Fee and a Technical Advisor's Fee.

Under the terms of the management agreement, the Management Fee consists of a fee of $13,625 initially per annum for the Vessel, together with an additional annual fee of $3,000 covering all four Vessels, payable semi-annually in arrears for the period until the third anniversary of the closing of the Notes issue then increasing by four percent on each subsequent anniversary of the closing of the issue of the Notes.

The Technical Advisor's Fee was initially $10,000 per annum for each Vessel, payable semi-annually in arrears, during the initial first three year period as described above. On each subsequent anniversary of the closing of the issue of the Notes, the fee will increase by 4%. In addition, the Technical Advisor is entitled to be reimbursed for the fees, costs and expenses of conducting periodic inspections of the Vessels. Our Vessel was sold and the Manager will not receive a management fee or technical advisor fee for our Vessel.

Pursuant to a Designated Representative Agreement, CalPetro Holdings Limited (the "Designated Representative") was appointed to represent California Petroleum as its Designated Representative to act on its behalf with respect to certain administrative matters such as the filing of periodic reports and financial statements with the Securities and Exchange Commission. The fee payable to the Designated Representative (the "Designated Representative Fee") during the initial three year period described above was $15,000 per annum. The annual Designated Representative Fee increased to $20,000, $25,000 and $30,000 on April 1, 1999, April 1, 2004 and April 1, 2009, respectively. The Designated Representative Fee in 2011 includes a charge of $13,500 in respect of amounts under accrued in previous years.

Management fee expenses and management fee payable for the years ended and as of December 31, 2011, 2010, and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Management fee expenses	21	16	45
Management fee payable	19	2	11

COLLATERAL ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
Collateral Arrangements [Abstract]
COLLATERAL ARRANGEMENTS
11.   COLLATERAL ARRANGEMENT

The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.

On October 3, 2011, pursuant to the Collateral Trust Agreement, excess funds held by the Trustee in the amount of $6.7 million allocable to the Company became available for release from the relevant trust account as a result of sufficient funds remaining on deposit at the Trustee for the payment in full of principal and interest on the Term Notes as they become due and were released to the Company on the same date.

DIVIDEND	12 Months Ended
Dec. 31, 2011
Dividend [Abstract]
DIVIDEND	12. DIVIDEND The Company paid a dividend of $6.7 million on December 15, 2011.